Share-Based Compensation (Details)							12 Months Ended
	Mar. 19, 2021 $ / shares shares	Jan. 15, 2020 $ / shares shares	Dec. 21, 2018 $ / shares shares	Dec. 22, 2017 $ / shares shares	Dec. 26, 2016 $ / shares shares	Oct. 05, 2015 shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Oct. 05, 2025 $ / shares shares	Jun. 30, 2023 $ / shares
Share-Based Compensation [Line Items]
Employee stock plan						50,000,000
Shares reserved for issuance						6,250,000
Exercise price | $ / shares								$ 0.18		$ 0.18
Share-Based compensation Period	4 years
Expire date	Mar. 19, 2029
Shares purchase
Exercise price per shares | $ / shares							$ 0.18
Fair value of share options | $
Share-based compensation expense | $
Unrecognized share-based compensation | $
Weighted-average vesting period							0 years	0 years
Class A Ordinary Shares [Member]
Share-Based Compensation [Line Items]
Options purchased shares		33,788	44,250	213,125	64,250				795,644
Exercise price | $ / shares		$ 2.4	$ 0.16	$ 0.16	$ 0.16				$ 0.16
Share-Based compensation Period		4 years	4 years	4 years	4 years	4 years
Expire date		Jan. 15, 2028	Dec. 21, 2026	Dec. 22, 2025	Dec. 26, 2024	Oct. 05, 2023
Board of Directors Chairman [Member]
Share-Based Compensation [Line Items]
Grant employees	68
Shares purchase	579,100
Exercise price per shares | $ / shares	$ 2.4